THE FIXED AND VARIABLE ANNUITIES
                                    issued by

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                       and
                       METLIFE INVESTORS INSURANCE COMPANY

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                                       and
                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA





Supplement dated February 4, 2003

The following supplements the prospectus, dated May 1, 2002, for the Class VA product.

Effective for contracts applied for on and after February 15, 2003, the charge assessed for the Guaranteed Minimum Income Benefit -- Living Benefit Rider, if selected, shall equal 0.50% of the income base (See "Annuity Payments (The Income Phase) -- Guaranteed Minimum Income Benefit -- Living Benefit Rider" for a discussion of how the income base is determined.) On contracts for which a completed application and any other required paperwork are received in good order at our Annuity Service Center by February 14, 2003, the charge will remain at 0.35% of the income base. Applications received after February 14, 2003 or applications and related paperwork received prior to that date but which are not in good order will be considered to have been applied for on or after February 15, 2003, and the charge for the Guaranteed Minimum Income Benefit will be 0.50% of the income base.

The following examples reflect the new charge for the Guaranteed Minimum Income Benefit and replaces Chart 2 of Examples in the prospectuses representing the most expensive way to purchase the contract.



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Examples
                                                                       Time Periods
                                                     1 year       3 years        5 years       10 years
--------------------------------------------------------------------------------------------------------
Met Investors Series Trust (Class B) (10)
      Met/AIM Mid Cap Core                          (a)$105.75   (a)$162.64     (a)$219.46    (a)$379.24
         Equity Portfolio                           (b)$ 35.75   (b)$108.64     (b)$183.46    (b)$379.24
      Met/AIM Small Cap Growth Portfolio            (a)$107.23   (a)$166.99     (a)$226.51    (a)$392.35
                                                    (b)$ 37.23   (b)$112.99     (b)$190.51    (b)$392.35
      Janus Aggressive Growth Portfolio             (a)$105.25   (a)$161.19     (a)$217.09    (a)$374.82
                                                    (b)$ 35.25   (b)$107.19     (b)$181.09    (b)$374.82
      Lord Abbett Bond Debenture Portfolio          (a)$103.77   (a)$156.82     (a)$209.97    (a)$361.43
                                                    (b)$ 33.77   (b)$102.82     (b)$173.97    (b)$361.43
      Lord Abbett Growth and                        (a)$103.17   (a)$155.07     (a)$207.10    (a)$356.00
         Income Portfolio                           (b)$ 33.17   (b)$101.07     (b)$171.10    (b)$356.00
      MFS Research International Portfolio          (a)$106.74   (a)$165.54     (a)$224.17    (a)$388.00
                                                    (b)$ 36.74   (b)$111.54     (b)$188.17    (b)$388.00
      T. Rowe Price Mid-Cap Growth                  (a)$104.76   (a)$159.74     (a)$214.72    (a)$370.38
                                                    (b)$ 34.76   (b)$105.74     (b)$178.72    (b)$370.38
      Oppenheimer Capital                           (a)$104.26   (a)$158.28     (a)$212.35    (a)$365.92
         Appreciation Portfolio                     (b)$ 34.26   (b)$104.28     (b)$176.35    (b)$365.92
      PIMCO Innovation Portfolio                    (a)$107.72   (a)$168.43     (a)$228.85    (a)$396.67
                                                    (b)$ 37.72   (b)$114.43     (b)$192.85    (b)$396.67
      PIMCO Total Return Portfolio                  (a)$103.27   (a)$155.36     (a)$207.58    (a)$356.91
                                                    (b)$ 33.27   (b)$101.36     (b)$171.58    (b)$356.91
      PIMCO Money Market Portfolio                  (a)$101.78   (a)$150.96     (a)$200.37    (a)$343.21
                                                    (b)$ 31.78   (b)$ 96.96     (b)$164.37    (b)$343.21
      Met/Putnam Research Portfolio                 (a)$105.25   (a)$161.19     (a)$217.09    (a)$374.82
                                                    (b)$ 35.25   (b)$107.19     (b)$181.09    (b)$374.82
      Harris Oakmark International                  (a)$107.72   (a)$168.43     (a)$228.85    (a)$396.67
                                                    (b)$ 37.72   (b)$114.43     (b)$192.85    (b)$396.67
      Third Avenue Small Cap                        (a)$106.24   (a)$164.09     (a)$221.81    (a)$383.63
         Value Portfolio                            (b)$ 36.24   (b)$110.09     (b)$185.81    (b)$383.63
--------------------------------------------------------------------------------------------------------

Metropolitan Series Fund, Inc. (Class B)
      Metlife Stock Index Portfolio                 (a)$ 99.89   (a)$145.36     (a)$191.17    (a)$325.54
                                                    (b)$ 29.89   (b)$ 91.36     (b)$155.17    (b)$325.54
--------------------------------------------------------------------------------------------------------

New England Zenith Fund
      Davis Venture Value Series (Class E)          (a)$104.06   (a)$157.70     (a)$211.40    (a)$364.12
                                                    (b)$ 34.06   (b)$103.70     (b)$175.40    (b)$364.12
      Harris Oakmark Focused                        (a)$105.45   (a)$161.77     (a)$218.04    (a)$376.59
         Value Series (Class B)                     (b)$ 35.45   (b)$107.77     (b)$182.04    (b)$376.59
      Jennison Growth Series (Class B)              (a)$104.36   (a)$158.57     (a)$212.82    (a)$366.81
                                                    (b)$ 34.36   (b)$104.57     (b)$176.82    (b)$366.81
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